Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other non-current assets
License fees, net	$ 1,537,487	$ 1,775,114
Customer financing receivables, net	122,124	88,354
Contract assets	76,188	69,691
Finance lease right-of-use assets	35,586	0
Deferred income taxes	27,108	38,117
Prepaid royalties	25,092	64,598
Debt issuance costs	20,464	0
Other	83,475	111,207
Total other non-current assets	1,927,524	2,147,081
Italian Scratch & Win
Other non-current assets
License fees, net	873,756	992,333
Italian Lotto
Other non-current assets
License fees, net	$ 568,669	677,564
Amortization period of license fee (in years)	9 years
New Jersey
Other non-current assets
License fees, net	$ 83,209	91,970
Amortization period of license fee (in years)	15 years 9 months
Indiana
Other non-current assets
License fees, net	$ 11,853	$ 13,247
Amortization period of license fee (in years)	15 years
Italian Scratch & Win
Other non-current assets
Amortization period of license fee (in years)	9 years